UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3025

Dreyfus Institutional Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	06/30/07

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus
Institutional
Money Market	Fund

SEMIANNUAL REPORT June 30, 2007

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
23	Information About the Review
and Approval of the Fund’s
Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Institutional
Money Market Fund

The Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Institutional Money Market Fund, covering the six-month period from January 1, 2007, through June 30, 2007.

The U.S. economy produced mixed signals over the first half of 2007, causing investor sentiment to swing from concerns regarding a domestic economic slowdown stemming from slumping housing markets to worries about mounting inflationary pressures in an environment of robust global growth. However, more recent data have provided stronger signals that a “soft landing” is likely for the U.S. economy.The rate of decline in residential construction is becoming less severe, the industrial inventory slowdown is fading and capital goods orders have strengthened.What’s more, a generally rising stock market has helped to offset any negative “wealth effect” from the weak housing market.

Should these trends persist, we expect U.S. economic growth to hover slightly below long-term averages during the second half of this year.A moderate economic growth rate and gradually receding inflationary pressures may keep the Federal Reserve Board on the sidelines and help to support yields of money market instruments near current levels. As always, your financial advisor can help you position your investments for these and other developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2007, through June 30, 2007, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

Yields of money market instruments remained in a relatively narrow trading range as the Federal Reserve Board (the “Fed”) held monetary policy steady throughout the reporting period.

For the six-month period ended June 30, 2007, Dreyfus Institutional Money Market Fund produced annualized yields of 4.80% for its Money Market Series and 4.06% for its Government Securities Series. Taking into account the effects of compounding, the fund also produced annualized effective yields of 4.90% and 4.14% for its Money Market Series and Government Securities Series, respectively.1

The Fund’s Investment Approach

Each Series seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal:

The fund’s Money Market Series invests in a diversified portfolio of high-quality, short-term debt securities including securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic banks or foreign branches of domestic banks, repurchase agreements, asset-backed securities, commercial paper and other short-term corporate obligations of domestic issuers, including those with floating or variable rates of interest, and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. Normally, the Money Market Series invests at least 25% of its total assets in bank obligations.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

The fund’s Government Securities Series invests only in short-term securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities and repurchase agreements in respect of these securities.

Slower Growth and Persistent Inflation Keep the Fed on the Sidelines

2007 began in an environment of softening housing markets, declining energy prices and stable short-term interest rates. Inflation had driven consumer prices higher at a 2.5% rate in 2006, the lowest annual increase since 2003. The combination of moderate economic growth and subdued inflation led some investors to believe that the Fed would remain on the sidelines for much of 2007 as it scrutinized new economic data to assess the impact of its previous tightening campaign.The Fed did just that at its meeting in late January, when it left the federal funds rate at 5.25% .

Despite heightened volatility in equity markets and turmoil in the sub-prime mortgage sector in late February, the unemployment rate dipped to 4.5% .This development seemed to ease fears that the long U.S. economic expansion might be ending, as it would be unusual to see pronounced weakness among consumers while the labor market remained robust.

The Fed apparently endorsed this view in late March, when it again left interest rates unchanged. However, a change in the wording of its accompanying announcement suggested that the Fed viewed the risk of inflation as greater than the risk of recession, pushing back investors’ expectations of an eventual easing of monetary policy. It later was announced that GDP in the first quarter grew at an anemic 0.7% annualized rate, the slowest quarterly pace since the first quarter of 2003.

Stronger Second Quarter Growth Fueled Inflation Fears

Economic and inflation data remained mixed in April and May. On one hand, housing prices continued to slide and consumer sentiment deteriorated. On the other hand, a key measure of inflation, the core personal consumption price index, rose by 2.2% in May before moderating in June.This was above the upper limit of Fed members’ inflation tolerance, reinforcing investors’ views that short-term interest rates were unlikely to fall anytime soon.

In June, signs of stronger economic growth contributed to higher yields on longer-term bonds. In its statement following its June meeting, the Fed indicated that it was not yet convinced of the sustainability of low inflationary pressures, and high levels of resource utilization could lead to higher inflation in the future.

Unchanged Fed Policy Likely Over the Foreseeable Future

As we enter the second half of the year, the Fed and investors will be closely analyzing economic reports to discern if policy adjustments are warranted. Any significant spillover of weakness from housing into the employment picture could make an easing of monetary policy more likely in 2008, while an uptick in inflation could put pressure on the Fed to adjust interest rates upward. However, barring these developments, it could be some time before the Fed changes monetary policy, suggesting to us that money market yields are likely to remain in a relatively narrow trading range.

July 16, 2007

An investment in either Series is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in either Series.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Money Market Fund from January 1, 2007 to June 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2007
	Money Market Series	Government Securities Series

Expenses paid per $1,000 †	$ 2.71	$ 5.26
Ending value (after expenses)	$1,024.10	$1,020.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2007
	Money Market Series	Government Securities Series

Expenses paid per $1,000 †	$ 2.71	$ 5.26
Ending value (after expenses)	$1,022.12	$1,019.59

† Expenses are equal to the fund’s annualized expense ratio of .54% for Money Market Series and 1.05% for Government Securities Series; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

MONEY MARKET SERIES

June 30, 2007 (Unaudited)

	Principal
Commercial Paper—29.5%	Amount ($)	Value ($)

Abbey National North America LLC
5.31%, 7/2/07	15,000,000	14,997,786
BNP Paribas Finance Inc.
5.35%, 7/2/07	15,000,000	14,997,771
CC (USA) Inc.
5.31%, 11/9/07	3,000,000 [a]	2,943,561
CIESCO LLC
5.37%, 7/2/07	15,000,000 [a]	14,997,763
Citigroup Funding Inc.
5.32%, 8/29/07	3,000,000	2,974,237
Deutsche Bank Financial LLC
5.28%, 7/2/07	15,000,000	14,997,800
FCAR Owner Trust, Ser. II
5.33%, 11/16/07	3,000,000	2,940,315
Harrier Finance Funding Ltd.
5.31%, 7/13/07—11/7/07	6,000,000 [a]	5,939,222
ING (US) Funding LLC
5.33%, 8/21/07	3,000,000	2,977,943
K2 (USA) LLC
5.31%, 9/18/07	3,000,000 [a]	2,965,734
Liquid Funding Ltd.
5.33%, 11/26/07	3,000,000 [a]	2,936,113
Rabobank USA Financial Corp.
5.33%, 7/2/07	15,000,000	14,997,779
UBS Finance Delaware LLC
5.35%, 7/2/07	10,000,000	9,998,514
Total Commercial Paper
(cost $108,664,538)		108,664,538

U.S. Government Agency—3.8%

Federal Home Loan Bank System
4.80%, 7/2/07
(cost $13,998,133)	14,000,000	13,998,133

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Time Deposits—16.3%	Amount ($)	Value ($)

Branch Banking & Trust Co. (Grand Cayman)
5.28%, 7/2/07	15,000,000	15,000,000
Manufacturers & Traders Trust Company (Grand Cayman)
5.37%, 7/2/07	15,000,000	15,000,000
National City Bank, Cleveland, OH (Grand Cayman)
5.25%, 7/2/07	15,000,000	15,000,000
Regions Bank (Grand Cayman)
5.31%, 7/2/07	15,000,000	15,000,000
Total Time Deposits
(cost $60,000,000)		60,000,000

Repurchase Agreements—51.7%

Banc of America Securities LLC
5.33%, dated 6/29/07, due 7/2/07 in the amount of
$50,022,208 (fully collateralized by $21,612,779
Federal Home Loan Mortgage Corp., 5%, due
6/15/27-6/15/33, value $21,205,730 and $41,910,000
Federal National Mortgage Association, 6%, due
6/25/36, value $29,794,270)	50,000,000	50,000,000
Barclays Financial LLC
5.33%, dated 6/29/07, due 7/2/07 in the amount of
$50,022,208 (fully collateralized by $50,839,000
Federal Home Loan Mortgage Corp., Notes, 3.625%,
due 2/15/08, value $51,000,823)	50,000,000	50,000,000
Greenwich Capital Markets
5.38%, dated 6/29/07, due 7/2/07 in the amount of
$50,022,417 (fully collateralized by $6,140,000
Federal National Mortgage Association, 6%, due
6/1/37, value $6,067,103 and $43,915,166 Government
National Mortgage Association, 5.22%-6.65%, due
12/15/25-11/15/48, value $44,937,319)	50,000,000	50,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)

UBS Securities LLC
5.30%, dated 6/29/07, due 7/2/07 in the amount of
$40,017,667 (fully collateralized by $99,300,113
Federal National Mortgage Association, Strips, due
7/1/33-1/1/36, value $40,802,603)	40,000,000	40,000,000
Total Repurchase Agreements
(cost $190,000,000)		190,000,000

Total Investments (cost $372,662,671)	101.3%	372,662,671
Liabilities, Less Cash and Receivables	(1.3%)	(4,789,454)
Net Assets	100.0%	367,873,217

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to $29,782,393 or 8.1% of net assets.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Repurchase Agreements	51.7	Government Agency	3.8
Banking	36.1	Asset-Backed/Single Seller	.8
Asset-Backed/Multi-Seller Programs	4.1	Finance	.8
Asset-Backed/Structured
Investment Vehicles	4.0		101.3

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF INVESTMENTS

GOVERNMENT SECURITIES SERIES

June 30, 2007 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Repurchase Agreements—101.6%	Purchase (%)	Amount ($)	Value ($)

Banc of America Securities LLC
dated 6/29/07, due 7/2/07 in the amount
of $4,001,417 (fully collateralized by
$4,152,000 U.S. Treasury Notes, 4%,
due 4/15/10, value $4,080,946)	4.25	4,000,000	4,000,000
Barclays Financial LLC
dated 6/29/07, due 7/2/07 in the amount
of $3,101,098 (fully collateralized by
$3,160,000 U.S. Treasury Notes, 4.625%,
due 8/31/11, value $3,162,393)	4.25	3,100,000	3,100,000
Bear Stearns Cos. Inc.
dated 6/29/07, due 7/2/07 in the amount
of $4,001,367 (fully collateralized by
$3,195,000 U.S. Treasury Bonds, 8%,
due 11/15/21, value $4,086,669)	4.10	4,000,000	4,000,000
Deutsche Bank Securities
dated 6/29/07, due 7/2/07 in the amount
of $4,001,467 (fully collateralized by
$4,126,000 U.S. Treasury Notes, 4.50%,
due 3/31/12, value $4,080,076)	4.40	4,000,000	4,000,000
Greenwich Capital Markets
dated 6/29/07, due 7/2/07 in the amount
of $3,001,100 (fully collateralized by
$3,130,000 U.S. Treasury Notes, 3.375%,
due 12/15/08, value $3,061,894)	4.40	3,000,000	3,000,000
HSBC USA Inc
dated 6/29/07, due 7/2/07 in the amount
of $4,001,400 (fully collateralized by
$6,810,000 U.S. Treasury Strips,
due 5/15/17, value $4,081,642)	4.20	4,000,000	4,000,000
J.P. Morgan Chase & Co.
dated 6/29/07, due 7/2/07 in the amount
of $4,001,417 (fully collateralized by
$4,060,000 U.S. Treasury Notes, 2.375%,
due 1/15/17, value $4,080,834)	4.25	4,000,000	4,000,000

	Annualized
	Yield on
	Date of	Principal
Repurchase Agreements (continued)	Purchase (%)	Amount ($)	Value ($)

UBS Securities LLC
dated 6/29/07, due 7/2/07 in the amount
of $4,001,433 (fully collateralized by
$9,625,000 U.S. Treasury Strips,
due 8/15/23, value $4,081,962)	4.30	4,000,000	4,000,000

Total Investments (Cost $30,100,000)		101.6%	30,100,000
Liabilities, Less Cash and Receivables		(1.6%)	(486,943)
Net Assets		100.0%	29,613,057

Portfolio Summary (Unaudited) †
			Value (%)

Repurchase Agreements			101.6

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

	Money	Government
	Market	Securities
	Series	Series

Assets ($):
Investments in securities—See Statement of Investments
(including repurchase agreements of $190,000,000
for the Money Market Series and $30,100,000 for
the Government Securities Series)—Note 2(b)	372,662,671	30,100,000
Interest receivable	74,015	7,132
Prepaid expenses	15,332	10,659
	372,752,018	30,117,791

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)	181,565	35,078
Cash overdraft due to Custodian	4,663,354	231,235
Payable for shares of Beneficial Interest redeemed	—	213,736
Accrued expenses	33,882	24,685
	4,878,801	504,734

Net Assets ($)	367,873,217	29,613,057

Composition of Net Assets ($):
Paid-in capital	367,877,856	29,618,683
Accumulated net realized gain (loss) on investments	(4,639)	(5,626)

Net Assets ($)	367,873,217	29,613,057

Net Asset Value Per Share
	Money	Government
	Market	Securities
	Series	Series

Net Assets ($)	367,873,217	29,613,057
Shares Outstanding	367,877,896	29,618,683

Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2007 (Unaudited)

	Money	Government
	Market	Securities
	Series	Series

Investment Income ($):
Interest Income	10,172,567	769,485
Expenses—Note 2(c):
Management fee—Note 3(a)	952,116	74,007
Custodian fees	21,340	34,173
Auditing fees	15,857	18,285
Registration fees	11,373	9,643
Prospectus and shareholders’ reports	9,380	2,298
Shareholder servicing costs—Note 3(b)	9,081	11,868
Trustees’ fees and expenses—Note 3(c)	7,730	1,155
Legal fees	4,933	1,000
Miscellaneous	7,351	4,512
Total Expenses	1,039,161	156,941
Less—reduction in custody fees due to
earnings credits—Note 2(b)	(3,912)	(1,841)
Net Expenses	1,035,249	155,100
Investment Income—Net	9,137,318	614,385

Net Realized Gain (Loss) on Investments—Note 2(b) ($)	4,068	—
Net Increase in Net Assets Resulting from Operations	9,141,386	614,385

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Money Market Series		Government Securities Series

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2007	December 31,	June 30, 2007	December 31,
	(Unaudited)	2006	(Unaudited)	2006

Operations ($):
Investment income—net	9,137,318	18,956,110	614,385	1,131,338
Net realized gain (loss)
on investments	4,068	1,552	—	96
Net Increase (Decrease) in
Net Assets Resulting
from Operations	9,141,386	18,957,662	614,385	1,131,434

Dividends to
Shareholders from ($):
Investment income—net	(9,137,318)	(18,956,110)	(614,385)	(1,131,338)

Beneficial Interest
Transactions
($1.00 per share):
Net proceeds from
shares sold	342,380,689	829,784,400	296,327,123	421,469,252
Dividends reinvested	872,410	2,125,247	538,521	967,764
Cost of shares
redeemed	(371,680,755)	(882,153,541)	(292,837,520) (431,875,574)
Increase (Decrease) in
Net Assets from
Beneficial Interest
Transactions	(28,427,656)	(50,243,894)	4,028,124	(9,438,558)
Total Increase
(Decrease)
in Net Assets	(28,423,588)	(50,242,342)	4,028,124	(9,438,462)

Net Assets ($):
Beginning of Period	396,296,805	446,539,147	25,584,933	35,023,395
End of Period	367,873,217	396,296,805	29,613,057	25,584,933

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Money Market Series

The following tables describe the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended		Year Ended December 31,
	June 30, 2007
	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.024	.045	.027	.009	.007	.015
Distributions:
Dividends from investment
income—net	(.024)	(.045)	(.027)	(.009)	(.007)	(.015)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	4.86[a]	4.61	2.70	.87	.73	1.53

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.55[a]	.55	.55	.55	.54	.54
Ratio of net expenses
to average net assets	.54[a]	.55	.55	.55	.54	.54
Ratio of net investment income
to average net assets	4.80[a]	4.52	2.65	.88	.74	1.52

Net Assets, end of period
($ x 1000)	367,873	396,297	446,539	478,767	526,043	703,007

[a] Annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

Government Securities Series

	Six Months Ended		Year Ended December 31,
	June 30, 2007
	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.020	.039	.022	.004	.004	.012
Distributions:
Dividends from
investment income—net	(.020)	(.039)	(.022)	(.004)	(.004)	(.012)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	4.09[a]	3.99	2.19	.42	.44	1.23

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.06[a]	.95	.89	.86	.69	.69
Ratio of net expenses
to average net assets	1.05[a]	.93	.88	.84	.69	.69
Ratio of net investment income
to average net assets	4.15[a]	3.96	2.17	.37	.47	1.24

Net Assets, end of period
($ x 1000)	29,613	25,585	35,023	29,379	35,720	87,703

[a] Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—General:

Dreyfus Institutional Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company issuing two series: the Money Market Series and the Government Securities Series.The fund accounts separately for the assets, liabilities and operations of each series.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. During the reporting period, the Manager was a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). During the reporting period, Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, served as the distributor of the fund’s shares, which are sold to the public without a sales charge. Effective June 30, 2007, the Distributor became known as MBSC Securities Corporation. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Money Market Series and Government Securities Series.

On July 1, 2007, Mellon Financial and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for each series; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00 for each series.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

NOTE 2—Significant Accounting Policies:

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses: Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to both series are allocated among them on a pro rata basis.

(d) Dividends to shareholders: It is the policy of the fund, with respect to both series, to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, with respect to both series, are normally declared and paid annually, but each series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). However, to the extent that a net realized capital gain of either series can be reduced by a capital loss carryover of that series, such gain will not be distributed.

(e) Federal income taxes: It is the policy of each series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal tax purposes, each series is treated as a separate entity for the purposes of determining such qualification.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax author-ity.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

Money Market Series’ has an unused capital loss carryover of $8,707 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2006. If not applied, $3,181 of the carryover expires in fiscal 2007, $4,944 expires in fiscal 2009 and $582 expires in fiscal 2013.

Government Securities Series’ has an unused capital loss carryover of $5,626 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2006. If not applied, $1,420 of the carryover expires in fiscal 2007 and $4,206 expires in fiscal 2012.

The tax character of distributions for Money Market Series and Government Securities Series paid to shareholders during the fiscal year ended December 31, 2006 were all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At June 30, 2007, the cost of investments of each series for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee for each series is computed at the annual rate of .50% of the value of the fund’s average daily net assets of each series and is payable monthly.

(b) Under the Shareholder Services Plan, each series reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of each series’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2007, the Money Market Series and the Government Securities Series were charged $5,515 and $8,630, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2007, the Money Market Series and the Government Securities Series were charged $2,414 and $767, respectively, pursuant to the transfer agency agreement.

During the period ended June 30, 2007, each series was charged $2,044 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities for the Money Market Series consist of: management fees $154,333, shareholder services plan fees $163, chief compliance officer fees $1,205, custodian fees $25,014 and transfer agency per account fees $850.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities for the Government Securities Series consist of: management fees $8,762, chief compliance officer fees $1,205,custodian fees $24,811 and transfer agency per account fees $300.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S

MANAGEMENT AGREEMENT (Unaudited)

Money Market Series

At a meeting of the fund’s Board held on March 7 and 8, 2007, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending March 30, 2008. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’s representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’s representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’s research and portfolio management capabilities and Dreyfus’s oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’s extensive administrative, accounting and compliance infrastructure.

The Fund 23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratio, placing significant emphasis on comparative data supplied by Lipper, Inc., an independent provider of mutual fund data, including contractual and actual (net of fee waivers and expense reimbursements) management fees, operating expense components and total return performance.The fund’s performance was compared to that of (i) a group of institutional money market funds (the “Institutional Performance Group”) and to a larger universe of funds, consisting of all institutional money market funds (the “Institutional Performance Universe”); and (ii) a group of retail no-load money market funds (the “Retail Performance Group”) and to a larger universe of funds, consisting of all retail money market funds (the “Retail Performance Universe). Similarly, the fund’s contractual and actual management fee and operating expenses were compared to those of comparable institutional and retail groups of funds (the “Institutional Expense Group” and the “Retail Expense Group,” respectively) and corresponding broader groups of funds (the “Institutional Expense Universe” and the “Retail Expense Universe, respectively”), each selected and provided by Lipper. As part of its review of expenses, the Board also considered other fund expenses, such as transfer agent fees, custody fees, 12b-1 or non-12b-1 service fees (if any), and other non-management fees, as well as any waivers or reimbursements of fees and expenses.

In its review of performance, the Board noted that the fund’s average annual total return was in the first quintile of the Retail Performance Group and Retail Performance Universe for the one-, three-, five- and ten- year periods ended December 31, 2006.The Board further noted that the fund’s average annual total return ranked in the third or fourth quintile of its Institutional Performance Group and in the fourth quin-tile of the Institutional Performance Universe for the one-, two-, three,- and four- year periods ended December 31, 2006.

In its review of the fund’s management fee and operating expenses, the Board examined the range of management fees and expense ratios of the funds in the Expense Groups, noting, among other things, that the fund’s actual management fee and expense ratio was higher than the median of the Institutional Expense Groups, and while the actual management fee was higher, the expense ratio was lower, than the median of the Retail Expense Groups.The Board noted that while the fund was sold through financial institutions, the fund shareholders were primarily investors and, accordingly, the Retail Performance Group and Retail Expense Group was a better comparison group for the Fund.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds managed by Dreyfus with similar investment objectives, policies and strategies as the fund (the “Similar Funds”). Dreyfus’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of Dreyfus’s performance, and the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds managed by Dreyfus to evaluate the appropriateness and reasonableness of the fund’s management fees.The Board acknowledged that the differences in fees paid by the Similar Funds seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. Dreyfus’s representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature,

The Fund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

extent and quality of such services and that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been static or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.
  The Board generally was satisfied with the fund’s performance.
  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the services provided, comparative perfor- mance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by Dreyfus from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

Government Securities Series

At a meeting of the fund’s Board held on March 7 and 8, 2007, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending March 30, 2008. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’s representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’s representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’s research and portfolio management capabilities and Dreyfus’s oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’s extensive administrative, accounting and compliance infrastructure.

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratio, placing significant emphasis on comparative data supplied by Lipper, Inc., an independent provider of mutual fund data, including contractual and actual (net of fee waivers and expense reimbursements) management fees, operating expense components and total return performance. The fund’s performance was compared to that of (i) a group of institutional money market funds (the “Institutional Performance Group”) and to a larger universe of funds, consisting of all institutional money market funds (the “Institutional Performance Universe”); and (ii) a group of retail no-load money market funds (the “Retail Performance Group”) and to a larger universe of funds, consisting of all retail money market funds (the “Retail Performance Universe”). Similarly, the fund’s contractual and actual management fee and operating expenses were compared to those of comparable institutional and retail groups of funds (the “Institutional Expense Group” and the “Retail Expense Group,” respectively) and corresponding broader groups of funds (the “Institutional Expense Universe” and the “Retail Expense Universe”, respectively), each selected and provided by Lipper.As part of its review of expenses, the Board also considered other fund expenses, such as transfer agent fees, custody fees, 12b-1 or non-12b-1 service fees (if any), and other non-management fees, as well as any waivers or reimbursements of fees and expenses.

In its review of performance, the Board noted, among other things, that the portfolio’s average annual total return ranked in the fifth quintile of the Institutional Performance Group for the one-, two-, three-, four-, five- and ten- year periods ended December 31, 2006.The Board also noted that the fund’s average annual total return ranked in the fifth quintile of the Retail Performance Group for the same period.

In its review of the fund’s management fee and operating expenses, noted, among other things, that the fund’s actual management fee and expense ratio ranked in the third and fifth quintile of the Retail Expense Group, respectively, and the total expenses ranked in the fourth quintile of the Retail Expense Universe.The Board noted that while the fund was sold through financial institutions, the fund shareholders were primarily individual investors and, accordingly, the Retail Performance Group and Retail Expense Group was a better comparison group for the Fund.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds managed by Dreyfus with similar investment objectives, policies and strategies as the fund (the “Similar Funds”). Dreyfus’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of Dreyfus’s performance, and the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds managed by Dreyfus to evaluate the appropriateness and reasonableness of the fund’s management fees.The Board acknowledged that the differences in fees paid by the Similar Funds seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. Dreyfus’s representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on a fund having achieved a substantial size. It was also noted that Dreyfus did not realize a profit on the fund’s operations.

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.
  The Board expressed its concern with the fund’s overall performance.
  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the services provided, comparative perfor- mance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by Dreyfus from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

NOTES

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

SSL-DOCS2 70134233v5

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SSL-DOCS2 70134233v5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Money Market Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 27, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	August 27, 2007

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

SSL-DOCS2 70134233v5